Equity (Q2) (Details) - $ / shares		3 Months Ended	6 Months Ended
	Oct. 04, 2017	Dec. 31, 2017	Jun. 30, 2018	May 09, 2018	Mar. 31, 2018	Nov. 08, 2017	Nov. 07, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Share price	$ 10.20			$ 11.05		$ 11.00	$ 10.20
Stock repurchased, shares			4,200,000
SRP, outstanding requests		10,800,000	13,400,000
OP units outstanding, shares		44,454,000	44,500,000					2,785,000
Subsidiaries
Class of Stock [Line Items]
Noncontrolling interest, ownership percentage		25.00%	25.00%		25.00%
Phillips Edison Limited Partnership
Class of Stock [Line Items]
Share price	$ 10.20
Noncontrolling interest, ownership percentage	19.40%
Business combination, number of shares of OP units issued	39,400,000	39,400,000